Investment Advisors
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company of Connecticut
225 High Ridge Road
Stamford, CT 06905

United States Trust Company of the
Pacific Northwest
4380 Southwest Macadam Avenue
Suite 450
Portland, OR 97201

Transfer Agent
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Distributor
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230



SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

US EXIT SA97



                                [GRAPHIC OMITTED]

                                   EQUITY FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND
                                  BALANCED FUND
                            INTERNATIONAL EQUITY FUND
                               OPTIMUM GROWTH FUND
                                VALUE EQUITY FUND









                               Semi-Annual Report
                               September 30, 1997

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Equity Fund

    Shares                                                Value
  ----------                                          -------------
COMMON STOCKS -- 98.16%
              CONSUMER STAPLES -- 23.24%
    34,616    CPC International, Inc.  ............   $  3,206,307
    32,189    Eastman Kodak Co.  ..................      2,090,273
    43,655    Gillette Co. ........................      3,767,972
    70,089    Johnson & Johnson  ..................      4,038,879
    91,281    Mattel, Inc. ........................      3,023,683
    84,198    PepsiCo, Inc.   .....................      3,415,281
    73,891    Pfizer, Inc. ........................      4,438,078
    56,154    Procter & Gamble Co.  ...............      3,878,136
    54,152    Schering-Plough Corp. ...............      2,788,828
                                                      -------------
                                                        30,647,437
                                                      -------------
              TECHNOLOGY -- 16.67%
    50,077   +Cisco Systems, Inc.   ...............      3,658,751
    43,800    Ericsson LM ADR .....................      2,099,663
    47,618    Hewlett Packard Co.   ...............      3,312,427
    53,373    Intel Corp.  ........................      4,930,331
    35,300   +Microsoft Corp. .....................      4,670,631
    90,981   +Oracle Corp. ........................      3,315,102
                                                      -------------
                                                        21,986,905
                                                      -------------
              FINANCIAL -- 16.23%
    30,170    American International Group,
               Inc.  ..............................      3,113,218
    24,467    Aon Corp. ...........................      1,293,693
    29,935    BankBoston Corp.   ..................      2,647,377
    19,090    Citicorp  ...........................      2,556,867
    25,133    Household International, Inc.  ......      2,844,741
    53,584    Mellon Bank Corp.  ..................      2,933,724
    57,826    Morgan Stanley, Dean Witter,
               Discover and Co.  ..................      3,126,218
    47,249    Norwest Corp.   .....................      2,894,001
                                                      -------------
                                                        21,409,839
                                                      -------------
              CAPITAL GOODS -- 14.78%
    63,112    General Electric Co.  ...............      4,295,561
    50,651    Honeywell, Inc. .....................      3,403,114
    58,255    Illinois Tool Works, Inc.   .........      2,912,750
    36,776    Raychem Corp.   .....................      3,107,572
    73,931   +Thermo Electron Corp. ...............      2,957,240
   104,066    Westinghouse Electric Corp. .........      2,816,286
                                                      -------------
                                                        19,492,523
                                                      -------------
              ENERGY -- 8.75%
    28,234    British Petroleum Co. ADR   .........      2,564,000

    Shares                                                Value
  ----------                                          -------------
COMMON STOCKS--(continued)
               ENERGY -- (continued)
     25,913    Louisiana Land & Exploration
                Co. ................................   $  2,029,312
     42,702    Mobil Corp.  ........................      3,159,948
     68,287    Royal Dutch Petroleum Co.   .........      3,789,929
                                                       -------------
                                                         11,543,189
                                                       -------------
              CONSUMER CYCLICAL -- 7.95%
     41,300   +Lear Corp.   ........................      2,034,025
     41,073    McDonald's Corp.   ..................      1,956,101
     76,785    Stewart Enterprises, Inc., Class A         3,349,746
     58,203    Time Warner, Inc.  ..................      3,153,875
                                                       -------------
                                                         10,493,747
                                                       -------------
               RAW/INTERMEDIATE
               MATERIALS -- 5.31%
     23,855    Monsanto Co. ........................        930,345
     18,142    Nucor Corp.  ........................        955,857
     28,087    Pioneer Hi-Bred International,
                Inc.   .............................      2,555,917
      4,771   +Solutia, Inc.   .....................         95,420
     55,335   +Steel Dynamics, Inc.  ...............      1,303,831
     57,917    Worthington Industries, Inc.   ......      1,169,199
                                                       -------------
                                                          7,010,569
                                                       -------------
               UTILITY -- 5.23%
     57,870   +AES Corp. ...........................      2,531,812
    123,542   +WorldCom, Inc.  .....................      4,362,577
                                                       -------------
                                                          6,894,389
                                                       -------------
              TOTAL COMMON STOCKS
               (Cost $97,021,546) ..................    129,478,598
                                                       -------------
Principal
 Amount
---------
               DEMAND NOTES -- 1.81%
$   622,000    Associates Corp. of North America
                Master Notes .......................        622,000
  1,762,000    General Electric Co. Promissory
                Notes  .............................      1,762,000
                                                       -------------
              TOTAL DEMAND NOTES
               (Cost $2,384,000)  ..................      2,384,000
                                                       -------------
TOTAL INVESTMENTS
 (Cost $99,405,546)   ...................   99.97%     $131,862,598
OTHER ASSETS AND
  LIABILITIES (NET)   ...................    0.03            38,665
                                          -------      -------------
NET ASSETS   ............................  100.00%     $131,901,263
                                          =======      =============

------------
+ Non-income producing security.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Income Fund


  Principal                                   Coupon    Maturity
   Amount                                      Rate       Date        Value
-------------                                --------  ----------  ------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 60.56%
                 Federal Home Loan
                 Mortgage Corporation
$   16,009       Pool #220001  ............   10.75%    7/01/00    $   17,033
                 Federal National
                 Mortgage Association
 1,390,833       Pool #190748  ............    5.50     4/01/01     1,365,951
 3,334,930       Pool #303859  ............    7.50     3/01/11     3,411,010
 1,744,674       Pool #316972  ............    7.50     7/01/25     1,773,571
 3,385,140       Pool #250911  ............    7.00     5/01/27     3,371,390
 1,600,800       Pool #394250  ............    7.00     9/01/27     1,583,541
                 Government National
                 Mortgage Association
 2,490,039       Pool #401450  ............    7.50     5/15/27     2,531,274
 2,799,715       Pool #80106   ............    6.00     8/20/27     2,817,045
 1,250,000       Tennessee Valley
                  Authority, Put
                  Bond   ..................    5.88     4/01/36     1,264,241
 9,323,000       U.S. Treasury
                  Bonds  ..................    7.25     5/15/16    10,124,200
 2,940,000       U.S. Treasury Notes.......    5.75     8/15/03     2,894,983
 1,500,000       U.S. Treasury Notes.......    6.50    10/15/06     1,531,875
                                                                   ------------
                 TOTAL U.S. GOVERNMENT &
                  AGENCY OBLIGATIONS
                  (Cost $31,756,901)   ........................    32,686,114
                                                                   ------------
CORPORATE BONDS -- 25.06%
 2,000,000       American Express
                  Co. .....................    6.50     8/01/00     2,016,388
 2,625,000       Associates Corp. of
                  North America,
                  Series F  ...............    6.31     6/16/00     2,629,869
 1,890,000       CIT Group
                  Holdings  ...............    6.80     4/17/00     1,923,521
   750,000       Caterpillar, Inc.   ......    9.38     7/15/01       823,047
 1,500,000       Coca Cola
                  Enterprises, Inc.  ......    7.00    10/01/26     1,563,942
 1,000,000      +Goldman Sachs
                  Group  ..................    6.60     7/15/02     1,005,962
 2,340,000       First Union Corp.   ......    8.00    11/15/02     2,492,521
 1,065,000       Korea Development
                  Bank   ..................    7.13     9/17/01     1,070,570
                                                                   ------------
                 TOTAL CORPORATE BONDS
                  (Cost $13,393,437)   ........................    13,525,820
                                                                   ------------

 Principal                                   Coupon    Maturity
   Amount                                     Rate       Date        Value
------------                                --------  ----------  ------------
ASSET BACKED SECURITIES -- 12.01%
$  840,000     AT&T Universal
               Card Master Trust,
               Series 95-2, Class A  .....    5.95%    10/17/02    $  837,488
 2,078,000     Chase Manhattan
               Credit Card Master
               Trust, Series 96-3,
               Class A  ..................    7.04     2/15/05      2,140,573
 1,260,000     Citibank Credit
               Card Master Trust I,
               Series 97-7, Class A  .....    6.35     8/15/02      1,266,645
 2,214,000     ContiMortgage
               Home Equity Loan
               Trust, Series 97-3,
               Class A4 ..................    6.82     5/15/12      2,238,708
                                                                  ------------
               TOTAL ASSET BACKED SECURITIES
                (Cost $6,401,762)  ...........................      6,483,414
                                                                  ------------
    Shares
  ----------
SHORT-TERM INVESTMENTS -- 1.49%
401,994        Dreyfus Government Cash
                Management Fund    ...........................        401,994
400,481        Fidelity U.S. Treasury II
                Fund   .......................................        400,481
                                                                  ------------
               TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $802,475) ..............................        802,475
                                                                  ------------
TOTAL INVESTMENTS
 (Cost $52,354,575) ..............................        99.12%   $53,497,823
OTHER ASSETS AND
 LIABILITIES (NET)  ..............................         0.88        472,296
                                                       --------    ------------
NET ASSETS .......................................       100.00%   $53,970,119
                                                       ========    ============

------------
+ 144A Security - certain conditions for public sale may exist.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Total Return Bond Fund


  Principal                              Coupon    Maturity
   Amount                                 Rate       Date        Value
-------------                           --------  ----------  ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 37.00%
                 Government National
                 Mortgage Association
$   34,429       Pool #356873   ......    6.50%    5/15/23    $   33,655
 2,227,502       Pool #80093    ......    5.50     7/20/27     2,217,901
33,129,000       U.S. Treasury Bonds      7.25     5/15/16    35,976,040
12,620,000       U.S. Treasury Notes      5.25     1/31/01    12,375,487
 3,414,000       U.S. Treasury Notes      5.75     8/15/03     3,361,725
 1,706,731       U.S. Treasury Notes
                 (Inflation Indexed)      3.38     1/15/07     1,674,730
                                                              ------------
                 TOTAL U.S. GOVERNMENT &
                  AGENCY OBLIGATIONS
                  (Cost $53,773,166) .....................    55,639,538
                                                              ------------
CORPORATE BONDS -- 35.17%
 3,925,000       American Express Co.     6.50     8/01/00     3,957,161
 2,570,000       Amgen, Inc.    ......    8.13     4/01/69     2,819,930
 3,955,000       Associates Corp. of
                  North America,
                  Series 1   .........    7.11     7/16/01     4,046,954
 2,420,000       Bellsouth Capital
                  Funding    .........    7.12     7/15/69     2,438,109
 5,205,000       CIT Group
                  Holdings   .........    6.80     4/17/00     5,297,316
 3,965,000       Citicorp, Series C       7.00     7/01/07     4,063,352
 3,470,000       Coca Cola   .........
                  Enterprises, Inc. ..    7.00    10/01/26     3,617,919
 5,360,000       First Union Corp. ...    8.00    11/15/02     5,709,365
 5,575,000       Ford Motor
                  Credit Co.    ......    6.25    11/08/00     5,575,452
 5,250,000      +Goldman Sachs
                  Group   ............    6.60     7/15/02     5,281,300
 3,040,000       Korea Development
                  Bank    ............    7.13     9/17/01     3,055,899
 1,517,000       Merrill Lynch &
                  Co., Inc.  .........    6.64     9/19/02     1,529,473
 5,140,000       Nationsbank Corp. ...    8.13     6/15/02     5,486,014
                                                              ------------
                 TOTAL CORPORATE BONDS
                  (Cost $52,326,634) .....................    52,878,244
                                                              ------------
ASSET BACKED SECURITIES -- 18.37%
 6,580,000      +AESOP Funding II,
                 Series 97-1, Class A2    6.40    10/20/03     6,597,963
 2,335,000       AT&T Universal
                 Card Master Trust,
                 Series 95-2, Class A     5.95    10/17/02     2,328,018
 7,120,000       Chase Manhattan
                 Credit Card Master
                 Trust, Series 96-3,
                 Class A  ............    7.04     2/15/05     7,334,398

 Principal                              Coupon    Maturity
   Amount                                Rate      Date         Value
------------                           --------  ---------  -------------
ASSET BACKED SECURITIES -- (continued)
$3,510,000     Citibank Credit
               Card Master Trust I,
               Series 97-7, Class A .   6.35%     8/15/02   $  3,528,510
 3,290,000     ContiMortgage
               Home Equity Loan
               Trust, Series 97-3,
               Class A4  ............    6.82     5/15/12      3,326,716
 2,255,000     The Money Store
               Home Equity Trust,
               Series 97-C, Class
               AF3    ...............    6.31     8/15/12      2,255,000
 2,255,000     The Money Store
               Home Equity Trust,
               Series 97-C, Class
               AF5    ...............    6.31     6/15/21      2,255,000
                                                            -------------
               TOTAL ASSET BACKED
                SECURITIES (Cost $27,379,466)  .........      27,625,605
                                                            -------------
REPURCHASE AGREEMENT -- 8.06%
12,122,000     Agreement with Fuji Securities, Inc.,
               6.20%, dated 9/30/97, due 10/01/97,
               to be repurchased at $12,124,088, col-
               lateralized by $9,097,220 Federal Home
               Loan Bank Discount Notes, due
               12/26/97, valued at $8,972,134, and
               $3,496,971 Federal National Mortgage
               Association Discount Notes, due
               3/30/98, valued at $3,400,805
                (Cost $12,122,000) .....................      12,122,000
                                                            -------------
    Shares
  ----------
OTHER SHORT-TERM INVESTMENTS -- 0.48%
   455,461     Dreyfus Government Cash
                Management Fund    .....................         455,461
   266,011     Fidelity U.S. Treasury II
                Fund   .................................         266,011
                                                            -------------
               TOTAL OTHER SHORT-TERM
                INVESTMENTS
                (Cost $721,472) ........................         721,472
                                                            -------------
TOTAL INVESTMENTS
   (Cost $146,322,738)  .....................       99.08%   $148,986,859
OTHER ASSETS AND
   LIABILITIES (NET) ........................        0.92       1,380,171
                                                   -------   -------------
NET ASSETS  .................................      100.00%   $150,367,030
                                                   =======   =============

------------
+ 144A Security - certain conditions for public sale may exist.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Balanced Fund

    Shares                                                  Value
--------------                                           ------------
COMMON STOCKS -- 59.20%
                  FINANCIAL -- 11.01%
        13,500    Allstate Corp.  .....................  $1,085,062
        10,000    Bankers Trust New York Corp.   ......   1,225,000
        33,000    Comdisco, Inc.  .....................   1,074,562
        18,000    Exel Ltd. ...........................   1,072,125
        23,000    Federal National Mortgage
                   Association  .......................   1,081,000
        40,000    Ocwen Assest Investment Corp.  ......     915,000
        22,000    PNC Bank Corp.  .....................   1,073,875
        20,000    Safeco Corp. ........................   1,057,500
        17,000    TCF Financial Corp.   ...............     993,438
        30,000    TIG Holdings, Inc. ..................   1,044,375
        30,000    Washington Federal, Inc. ............     885,000
                                                         ------------
                                                         11,506,937
                                                         ------------
                  CONSUMER CYCLICAL -- 8.66%
        60,000    Clayton Homes, Inc.   ...............   1,113,750
        23,000    Dillard's, Inc., Class A ............   1,007,687
        12,000    Eaton Corp.  ........................   1,108,500
        22,000    Elcor Corp.  ........................     702,625
        23,000    Ford Motor Co.  .....................   1,040,750
        15,000    General Motors Corp.  ...............   1,004,063
        15,000    Goodyear Tire & Rubber Co.  .........   1,031,250
        18,000    J.C. Penney Co. .....................   1,048,500
        30,000    Standard Register Co. ...............     999,375
                                                         ------------
                                                          9,056,500
                                                         ------------
                  RAW/INTERMEDIATE
                  MATERIALS -- 8.57%
        21,000    Arco Chemical Co.  ..................     955,500
        35,000    British Steel ADR  ..................   1,019,375
        22,500    Caraustar Industries, Inc.  .........     765,000
        35,000   +Gradall Industries, Inc. ............     520,625
        30,675    Hanna (M.A.) Co.   ..................     814,805
        51,071    Millenium Chemicals Inc. ............   1,123,562
        27,000    Quanex Corp. ........................     946,687
        15,000    Union Camp Corp.   ..................     925,313
        17,000    Weyerhaeuser Co.   ..................   1,009,375
        23,000    Willamette Industries, Inc. .........     879,750
                                                         ------------
                                                          8,959,992
                                                         ------------
                  ENERGY -- 6.93%
        12,500    Atlantic Richfield Co.   ............   1,067,969
        39,000   +Belco Oil & Gas Corp. ...............     850,688
        70,000    Chesapeake Energy Corp.  ............     796,250
        45,000    Occidental Petroleum Corp.  .........   1,167,187
        25,000    Repsol S.A. ADR .....................   1,084,375
        34,000    Ultramar Diamond
                   Shamrock Corp.  ....................   1,098,625
        32,000    YPF S.A. ADR ........................   1,180,000
                                                         ------------
                                                          7,245,094
                                                         ------------

    Shares                                                  Value
--------------                                           ------------
COMMON STOCKS--(continued)
                  CONSUMER STAPLES -- 5.06%
        31,000    Allergan, Inc.  .....................  $1,121,813
        27,000    American Greetings Corp.,
                   Class A   ..........................     992,250
        43,000    Archer-Daniels-Midland Co.  .........   1,029,312
        16,000   +Genentech, Inc. .....................     930,000
        34,000   +The SABRE Group Holdings, Inc.       .  1,217,625
                                                         ------------
                                                          5,291,000
                                                         ------------
                  CAPITAL GOODS -- 4.77%
        34,000    AGCO Corp.   ........................   1,077,375
        13,000    Cummins Engine Co., Inc. ............   1,014,812
        55,000   +Griffon Corp.   .....................     893,750
        42,000   +Gulfstream Aerospace Corp.  .........   1,218,000
        14,000    Tecumseh Products, Class A  .........     777,875
                                                         ------------
                                                          4,981,812
                                                         ------------
                  TECHNOLOGY -- 4.52%
        20,000    Intel Corp.  ........................   1,847,500
        21,000   +Marshall Industries   ...............     813,750
        40,000   +Read-Rite Corp. .....................     972,500
        13,000    Xerox Corp.  ........................   1,094,437
                                                         ------------
                                                          4,728,187
                                                         ------------
                  TRANSPORTATION -- 4.03%
         9,500   +AMR Corp. ...........................   1,051,531
        10,168    Delta Air Lines, Inc. ...............     957,699
        16,000    GATX Corp.   ........................   1,081,000
        40,000    Knightsbridge Tankers Ltd.  .........   1,120,000
                                                         ------------
                                                          4,210,230
                                                         ------------
                  UTILITIES -- 3.83%
        17,860    El Paso Natural Gas Co.  ............   1,081,646
        24,500    Enron Corp.  ........................     943,250
       110,000    NOVA Corp.   ........................     921,250
        45,000    PECO Energy Co. .....................   1,054,688
                                                         ------------
                                                          4,000,834
                                                         ------------
                  REAL ESTATE INVESTMENT TRUST -- 1.82%
        27,000    Cali Realty Corp.  ..................   1,123,875
        50,000    Prime Retail, Inc. ..................     781,250
                                                         ------------
                                                          1,905,125
                                                         ------------
                  TOTAL COMMON STOCKS
                  (Cost $42,931,574) ..................  61,885,711
                                                         ------------

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Balanced Fund -- (continued)




Principal
Amount                                                       Value
--------------------------                               ------------
CORPORATE BONDS -- 17.66%
                  FINANCIAL -- 6.85%
    $  750,000    American General Corp. 7.75%,
                   04/01/05   ........................   $  793,364
       463,000    Chevron Capital USA, Inc. 7.45%,
                   8/15/04    ........................      477,750
       750,000    Ford Motor Credit Co. 7.00%,
                   9/25/01    ........................      767,134
       500,000    Ford Motor Credit Co. 7.57%,
                   5/16/05    ........................      514,339
     1,250,000    General Motors Acceptance Corp.
                   6.75%, 6/10/02   ..................    1,265,617
       950,000    Merrill Lynch & Co. 7.15%,
                   7/30/12    ........................      965,799
     1,310,000    Safeco Corp. 7.875%,  4/01/05  .....    1,377,747
     1,000,000    Transamerica Corp. 6.75%,
                   11/15/06   ........................      996,039
                                                         ------------
                                                          7,157,789
                                                         ------------
                  CONSUMER STAPLES -- 4.45%
     1,575,000    Anheuser Busch Co., Inc. 7.10%,
                   6/15/07    ........................    1,613,318
     1,300,000    Campbell Soup Co. 8.75%,
                   3/13/01    ........................    1,318,473
       750,000    Columbia/HCA Healthcare Corp.
                   6.87%, 9/15/03   ..................      738,602
       500,000    McDonald's Corp. 7.375%,
                   7/15/02    ........................      513,288
       450,000    Tenneco, Inc. 7.50%,  4/15/07   ....      472,547
                                                         ------------
                                                          4,656,228
                                                         ------------
                  RAW/INTERMEDIATE
                   MATERIALS -- 4.03%
       750,000    International Paper Co. 7.00%,
                   6/01/01    ........................      763,554
       500,000    Reynolds Metals 9.40%,
                   2/15/05    ........................      576,017
       750,000    Reynolds Metals 8.90%,
                   9/20/06    ........................      852,577
     2,000,000    SmithKline Beecham 7.50%,
                   5/01/02    ........................    2,021,682
                                                         ------------
                                                          4,213,830
                                                         ------------
                  UTILITIES -- 1.33%
       575,000    Alabama Power Co. 7.00%,
                   1/01/03    ........................      579,154
       775,000    AT&T Corp. 8.20%,  2/15/05   .......      809,955
                                                         ------------
                                                          1,389,109
                                                         ------------

Principal
Amount                                                       Value
--------------------------                               ------------
CORPORATE BONDS--(continued)
                  ENERGY -- 1.00%
    $1,000,000    Occidental Petroleum 8.50%,
                   9/15/04    ........................  $ 1,042,450
                                                         ------------
                  TOTAL CORPORATE BONDS
                  (Cost $18,335,901)   ...............   18,459,406
                                                         ------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 18.18%
                  Federal National Mortgage
                   Association
       750,000     7.65%, 3/10/05   ..................      807,833
       500,000     8.00%, 6/15/06   ..................      508,552
     1,550,000     7.50%, 4/16/07   ..................    1,613,553
                                                         ------------
                                                          2,929,938
                                                         ------------
                  Financial Assistance Corp.
     1,000,000     9.20%, 9/27/05   ..................    1,110,734
                                                         ------------
                  Student Loan Marketing
                   Association
       500,000     6.40%, 2/18/00   ..................      499,449
                                                         ------------
                  U.S. Treasury Bonds
     1,000,000     8.25%, 5/15/05   ..................    1,051,563
     1,650,000     9.125%, 5/15/09  ..................    1,906,781
     1,050,000     7.50%, 11/15/16  ..................    1,168,125
                                                         ------------
                                                          4,126,469
                                                         ------------
                  U.S. Treasury Notes
       750,000     6.375%, 4/30/99  ..................      756,798
     1,000,000     7.75%, 11/30/99  ..................    1,038,125
       750,000     5.50%, 12/31/00  ..................      740,625
       750,000     6.50%, 5/31/01   ..................      763,125
     1,250,000     6.625%, 7/31/01  ..................    1,277,735
       500,000     7.875%, 8/15/01  ..................      532,344
       775,000     6.125%, 12/31/01    ...............      778,875
       750,000     6.625%, 3/31/02  ..................      768,047
       750,000     5.75%, 8/15/03   ..................      738,516
     1,025,000     7.25%, 8/15/04   ..................    1,090,344
       750,000     7.50%, 2/15/05   ..................      810,000
     1,000,000     6.875%, 5/15/06  ..................    1,045,625
                                                         ------------
                                                         10,340,159
                                                         ------------
                  TOTAL U.S. GOVERNMENT &
                  AGENCY OBLIGATIONS
                  (Cost $18,756,968) ...............     19,006,749
                                                         ------------

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Balanced Fund -- (continued)


   Principal
    Amount                                              Value
---------------                                      -----------
DEMAND NOTES -- 3.64%
    $1,700,000    Associates Corp. of North America
                   Master Notes   ..................     $1,700,000
     2,109,000    General Electric Co. Promissory
                   Notes    ........................      2,109,000
                                                         -----------
                  TOTAL DEMAND NOTES
                  (Cost $3,809,000) ...............       3,809,000
                                                         -----------


TOTAL INVESTMENTS
  (Cost $83,833,443) ................      98.68%      $103,160,866
OTHER ASSETS AND
  LIABILITIES (NET)  ................       1.32          1,378,322
                                          -------      -------------
NET ASSETS  .........................     100.00%      $104,539,188
                                          =======      =============

------------
+ Non-income producing security.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

International Equity Fund




   Shares                                                  Value
-------------                                           ------------
COMMON STOCKS--90.30%
                JAPAN -- 17.50%
       87,000  +Atlantis Japan Growth Fund Ltd.   .      $   487,200
       57,000   Canon, Inc.   ........................     1,667,026
       17,000   Hirose Electric  .....................     1,252,113
       30,000   Honda Motor Co.  .....................     1,046,396
       42,000   Kurita Water Industries, Ltd.   ......       838,608
       85,000   Mitsubishi Corp.    ..................       823,944
      200,000   Mitsubishi Heavy Industries Ltd.   .       1,095,277
       56,000   Denso Co.  ...........................     1,359,403
       50,000   Tokio Marine & Fire Insurance
                 Co.    ..............................       600,663
                                                         ------------
                                                           9,170,630
                                                         ------------
                SWITZERLAND--12.15%
        7,000   ABB AG (Registered)    ...............     1,949,794
       25,000   Nestle S.A. ADR (Registered)    ......     1,743,817
          850   Novartis AG (Registered)  ............     1,303,645
        4,100   SGS Holdings S.A.   ..................     1,367,607
                                                         ------------
                                                           6,364,863
                                                         ------------
                NETHERLANDS--11.48%
       18,000   IHC Caland N.V.  .....................     1,135,062
       24,000   ING Groep N.V.   .....................     1,102,201
       45,000   Royal Dutch Petroleum Co.    .........     2,497,500
        9,500   Wolters Kluwer N.V.    ...............     1,281,177
                                                         ------------
                                                           6,015,940
                                                         ------------
                GERMANY--8.86%
       40,000   Bayer AG   ...........................     1,591,398
       14,000   Daimler-Benz AG  .....................     1,156,366
       27,000   Deutsche Bank AG    ..................     1,894,737
                                                         ------------
                                                           4,642,501
                                                         ------------
                UNITED KINGDOM--8.69%
       85,000   Railtrack Group plc    ...............     1,232,511
      420,000   Rentokil Initial plc   ...............     1,734,305
      100,000   Rio Tinto plc (Registered)   .........     1,587,199
                                                         ------------
                                                           4,554,015
                                                         ------------
                HONG KONG--5.76%
      200,000   Hutchison Whampoa Ltd.    ............     1,970,921
      384,000   Johnson Electric Holdings Ltd.  ......     1,047,160
                                                         ------------
                                                           3,018,081
                                                         ------------

   Shares                                                  Value
-------------                                           ------------
COMMON STOCKS--(continued)
                FRANCE--4.88%
        2,500   Financiere et Industrielle Gaz et
                 Eaux   ..............................   $ 1,023,934
       27,000   Michelin, Class B   ..................     1,533,626
                                                         ------------
                                                           2,557,560
                                                         ------------
                SWEDEN--4.09%
       40,000   Investor AB, Class B   ...............     2,141,068
                                                         ------------
                SPAIN--3.30%
       30,000   Banco Intercontinental Espana   ......     1,728,991
                                                         ------------
                SINGAPORE--3.05%
      150,000   Acer Computer International Ltd.             282,000
      234,000   Courts Singapore Ltd.  ...............       171,406
      108,000   Development Bank of Singapore
                 Ltd.   ..............................     1,101,897
        2,000  +Singapore Sesdaq Fund Ltd.   .........        41,750
                                                         ------------
                                                           1,597,053
                                                         ------------
                NORWAY--2.28%
       20,000   Norsk Hydro AS ADR  ..................     1,196,250
                                                         ------------
                CANADA--2.19%
       20,000   Imperial Oil Ltd.   ..................     1,150,000
                                                         ------------
                SOUTH AFRICA--1.69%
      258,218   LibLife Strategic Investments Ltd.           886,776
                                                         ------------
                BERMUDA--1.31%
       16,000   PartnerRe Holdings Ltd.   ............       689,000
                                                         ------------
                THAILAND--1.10%
       35,000   The Siam Cement Co., Ltd.    .........       576,243
                                                         ------------
                ARGENTINA--1.07%
       40,000   Quilmes Industrial S.A.   ............       560,000
                                                         ------------
                MALAYSIA--0.90%
       80,000   Nestle Bhd.   ........................       471,532
                                                         ------------
                TOTAL COMMON STOCKS
                 (Cost $40,831,549) ..................    47,320,503
                                                         ------------




                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

International Equity Fund -- (continued)


    Principal
     Amount                                                 Value
--------------                                           -----------
CORPORATE OBLIGATIONS -- 1.99%
                THAILAND -- 1.16%
   $1,000,000   Bangkok Bank Public Co.
                 (Convertible) 3.25%, 3/03/04   ......    $  610,000
                                                          -----------
                SINGAPORE -- 0.83%
      500,000   Far East Levingston Shipping
                 1.50%, 5/02/01  .....................       431,875
                                                          -----------
                TOTAL CORPORATE
                 OBLIGATIONS
                 (Cost $1,454,489)  ..................     1,041,875
                                                          -----------
     No. of
    Warrants
-------------
WARRANTS -- 0.03%
                SINGAPORE -- 0.02%
       20,000  +Acer Computer International Ltd.,
                 expiring 7/31/01   ..................        10,900
                                                          -----------
                JAPAN -- 0.01%
       13,000  +Atlantis Japan Growth Fund Ltd.,
                 expiring 4/30/01   ..................         5,200
                                                          -----------
                TOTAL WARRANTS
                 (Cost $17,787)  .....................        16,100
                                                          -----------
   Principal
    Amount
-------------
DEMAND NOTES -- 7.96%
   $1,930,000   Associates Corp. of North America
                 Master Notes    .....................     1,930,000
    2,239,000   General Electric Co. Promissory
                 Notes  ..............................     2,239,000
                                                          -----------
                TOTAL DEMAND NOTES
                 (Cost $4,169,000)  ..................     4,169,000
                                                          -----------



TOTAL INVESTMENTS
  (Cost $46,472,825) ....................   100.28%      $52,547,478
OTHER ASSETS AND
  LIABILITIES (NET)  ....................    (0.28)         (146,154)
                                            -------      -----------
NET ASSETS  .............................   100.00%      $52,401,324
                                            =======      ===========

------------
+ Non-income producing security.
ADR -- American Depositary Receipt.

       At September 30, 1997, sector diversification of the Fund's investment portfolio was as follows:



                                         % of
                                          Net          Market
Sector Diversification                  Assets          Value
-----------------------                 -------     -----------
Financial   ........................     22.90%     $12,000,069
Consumer Cyclical    ...............     17.38        9,109,513
Consumer Staples  ..................     12.29        6,438,133
Capital Goods  .....................     10.25        5,373,380
Energy   ...........................      8.03        4,207,500
Demand Notes   .....................      7.96        4,169,000
Raw/Intermediate Materials    ......      7.17        3,754,840
Transportation    ..................      5.27        2,763,187
Investment Companies    ............      4.77        2,499,871
Technology  ........................      2.63        1,377,277
Utilities   ........................      1.60          838,608
Warrants    ........................      0.03           16,100
                                       -------      -----------
  Total Investments  ...............    100.28%     $52,547,478
Other Assets and Liabilities (Net)       (0.28)        (146,154)
                                       -------      -----------
  Net Assets   .....................    100.00%     $52,401,324
                                       =======      ===========

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Optimum Growth Fund

   Shares                                               Value
-------------                                        ------------
COMMON STOCKS -- 98.89%
                CONSUMER STAPLES -- 26.02%
        5,300   Abbott Laboratories    ............   $   338,869
        3,100   American Home Products Corp.   ....       226,300
        4,000   Bristol-Meyers Squibb Co.    ......       331,000
       20,000   Coca Cola Co.    ..................     1,218,750
        3,000   ConAgra, Inc.    ..................       198,000
        4,000   CPC International, Inc.   .........       370,500
        3,000   Eli Lilly & Co.  ..................       361,313
        5,000   General Mills, Inc.    ............       344,688
       15,000   Gillette Co.  .....................     1,294,687
        3,500   H.J. Heinz Co.   ..................       161,656
        3,100   International Flavors &
                 Fragrances, Inc.    ..............       151,900
       10,000   Johnson & Johnson   ...............       576,250
        8,600   Kellogg Co.   .....................       362,275
       10,000   Merck & Co., Inc.   ...............       999,375
       12,400   PepsiCo, Inc.    ..................       502,975
       22,000   Pfizer, Inc.  .....................     1,321,375
       21,300   Philip Morris Companies, Inc.   ...       885,281
        7,800   Procter & Gamble Co.   ............       538,687
        6,000   Sara Lee Corp.   ..................       309,000
        5,200   Schering-Plough Corp.  ............       267,800
        3,000   Tootsie Roll Industries, Inc.   ...       152,250
        8,000   Winn-Dixie Stores, Inc.   .........       283,500
        4,000   Wrigley (WM.) Jr. Co.  ............       301,250
                                                      -----------
                                                       11,497,681
                                                      -----------
                TECHNOLOGY -- 25.29%
       15,000  +America Online, Inc.   ............     1,131,563
       21,000  +Cisco Systems, Inc.    ............     1,534,312
       20,000  +Dell Computer Corp.    ............     1,936,250
       22,000  +EMC Corp.  ........................     1,284,250
       22,000   Intel Corp.   .....................     2,032,250
       25,000   Medtronic, Inc.  ..................     1,175,000
       12,000  +Microsoft Corp.  ..................     1,587,750
        2,000   Motorola, Inc.   ..................       143,750
        4,000  +Western Atlas, Inc.    ............       352,000
                                                      -----------
                                                       11,177,125
                                                      -----------
                FINANCIAL -- 17.60%
       12,000   American International Group,
                 Inc. .............................     1,238,250
       37,500   Charles Schwab Corp.   ............     1,340,625
       11,000   Citicorp   ........................     1,473,312
       23,000   Federal National Mortgage
                 Association   ....................     1,081,000

   Shares                                               Value
-------------                                        ------------
COMMON STOCKS -- (continued)
                FINANCIAL -- (continued)
       27,000   First Data Corp.    ...............   $ 1,014,188
       22,000   Merrill Lynch & Co., Inc.    ......     1,632,125
                                                      -----------
                                                        7,779,500
                                                      -----------
                CONSUMER CYCLICAL -- 14.92%
       45,000  +CUC International, Inc.   .........     1,395,000
        6,000   Hannaford Brothers Co.    .........       213,375
       25,500   Home Depot, Inc.    ...............     1,329,187
        3,000   Marriott International, Inc.    ...       213,188
        5,000   McDonald's Corp.    ...............       238,125
       16,000   Nike, Inc., Class B    ............       848,000
        7,000  +Quintiles Transnational Corp.   ...       588,875
        4,500   Time Warner, Inc.   ...............       243,844
       10,000   Wal-Mart Stores, Inc.  ............       366,250
       11,000   Walt Disney Co.  ..................       886,875
          600   Washington Post Co., Class B    ...       268,875
                                                      -----------
                                                        6,591,594
                                                      -----------
                TELECOMMUNICATIONS -- 6.45%
        4,500  +AirTouch Communications, Inc.   ...       159,469
        2,900   Ameritech Corp.  ..................       192,850
       22,000  +Ascend Communications, Inc.  ......       710,875
        3,600   GTE Corp.  ........................       163,350
        3,662   Lucent Technologies, Inc.    ......       297,995
        3,500  +Tele-Communications, Inc.,
                 Class A    .......................        71,531
       23,000  +Tellabs, Inc.    ..................     1,184,500
        2,000  +WorldCom, Inc.   ..................        70,625
                                                      -----------
                                                        2,851,195
                                                      -----------
                CAPITAL GOODS -- 3.40%
        2,000   Camco International, Inc.    ......       139,500
       20,000   General Electric Co.   ............     1,361,250
                                                      -----------
                                                        1,500,750
                                                      -----------
                TRANSPORTATION -- 2.85%
        6,000   Boeing Co.    .....................       326,625
       32,000   Harley-Davidson, Inc.  ............       934,000
                                                      -----------
                                                        1,260,625
                                                      -----------
                ENERGY -- 1.27%
        3,000   Halliburton Co.  ..................       156,000
        5,000   Phillips Petroleum Co.    .........       258,125
        3,500   Vastar Resources, Inc.    .........       146,344
                                                      -----------
                                                          560,469
                                                      -----------


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Optimum Growth Fund -- (continued)


   Shares                                               Value
-------------                                        ------------
COMMON STOCKS -- (continued)
                RAW/INTERMEDIATE
                MATERIALS -- 1.09%
        2,300   Dow Chemical Co.   ................   $   208,581
        8,000   Sonoco Products Co.   .............       271,500
                                                      -----------
                                                          480,081
                                                      -----------
                TOTAL COMMON STOCKS
                 (Cost $32,245,546) ...............    43,699,020
                                                      -----------




 Principal
  Amount                                                Value
-----------                                          ------------
DEMAND NOTES -- 1.80%
     $ 11,000   Associates Corp. of North America
                 Master Notes   ...................   $    11,000
      786,000   General Electric Co. Promissory
                 Notes    .........................       786,000
                                                      -----------
                TOTAL DEMAND NOTES
                 (Cost $797,000)   ................       797,000
                                                      -----------


TOTAL INVESTMENTS
  (Cost $33,042,546)  ..................  100.69%     $44,496,020
OTHER ASSETS AND
  LIABILITIES (NET)   ..................   (0.69)        (305,285)
                                          -------     -----------
NET ASSETS   ...........................  100.00%     $44,190,735
                                          =======     ===========

------------
+ Non-income producing security.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1997 (Unaudited)

Value Equity Fund




   Shares                                               Value
-------------                                        ------------
COMMON STOCKS -- 99.93%
                CONSUMER STAPLES -- 26.52%
       10,500   Avon Products, Inc.    ............   $   651,000
       15,000   Bristol-Meyers Squibb Co.    ......     1,241,250
       10,000   CPC International, Inc.   .........       926,250
       12,000   Eastman Kodak Co.   ...............       779,250
       20,625   Fort James Corp.    ...............       944,883
        9,500   General Mills, Inc.    ............       654,906
       21,000   Philip Morris Companies, Inc.   ...       872,813
       90,500   Styling Technology Corp.  .........     1,357,500
       30,000   Sunbeam Corp., Inc.    ............     1,331,250
                                                      ------------
                                                        8,759,102
                                                      ------------
                TECHNOLOGY--21.87%
       20,000  +Bell & Howell Co.   ...............       648,750
       12,000   International Business Machines
                 Corp.  ...........................     1,271,250
       14,000   Motorola, Inc.   ..................     1,006,250
       17,000   Nokia Corp., Class A ADR  .........     1,594,813
        8,000  +QUALCOMM, Inc.   ..................       509,000
       11,000   Raychem Corp.    ..................       929,500
       15,000   Xerox Corp.   .....................     1,262,812
                                                      ------------
                                                        7,222,375
                                                      ------------
                FINANCIAL--20.33%
       41,000  +Amerin Corp.  .....................     1,171,062
       40,000  +Bank Plus Corp.  ..................       510,000
        8,500   Chase Manhattan Corp.  ............     1,003,000
        7,000   J.P. Morgan & Co., Inc.   .........       795,375
       15,000   Long Island Bancorp, Inc.    ......       705,000
       15,000   Mid Ocean Ltd.   ..................       950,625
       15,000   NAC Re Corp.  .....................       770,625
       20,000   Travelers Property Casualty Corp.,
                 Class A   ........................       810,000
                                                      ------------
                                                        6,715,687
                                                      ------------
                CAPITAL GOODS--9.69%
       26,000  +American Standard Companies,
                 Inc.   ...........................     1,043,250
       19,000   Boeing Co.    .....................     1,034,313
       15,000   Chicago Bridge & Iron Co.    ......       311,250
       30,000   Westinghouse Electric Corp.  ......       811,875
                                                      ------------
                                                        3,200,688
                                                      ------------

   Shares                                               Value
-------------                                        ------------
COMMON STOCKS -- (continued)
                TRANSPORTATION--5.98%
       30,000  +Hvide Marine, Inc., Class A  ......   $   956,250
       34,000  +OMI Corp.  ........................       425,000
       20,000   Ryanair Holdings plc   ............       595,000
                                                      ------------
                                                        1,976,250
                                                      ------------
                CONSUMER CYCLICAL--5.53%
       41,500   BridgeStreet Accommodations,
                 Inc.   ...........................       466,875
       21,000   Ford Motor Co.   ..................       950,250
        5,000   Tyco International Ltd.   .........       410,313
                                                      ------------
                                                        1,827,438
                                                      ------------
                ENERGY--4.81%
        9,000   Mobil Corp.   .....................       666,000
       25,000   YPF S.A. ADR  .....................       921,875
                                                      ------------
                                                        1,587,875
                                                      ------------
                UTILITY--2.79%
       40,000   Frontier Corp.   ..................       920,000
                                                      ------------
                RAW/INTERMEDIATE
                 MATERIALS--2.41%
       17,000   Olin Corp.    .....................       795,812
                                                      ------------
               TOTAL COMMON STOCKS
                (Cost $23,149,308)  ...............    33,005,227
                                                      ------------


TOTAL INVESTMENTS
  (Cost $23,149,308)  ..................     99.93%   $33,005,227
OTHER ASSETS AND
  LIABILITIES (NET)   ..................      0.07         22,743
                                          -------     ------------
NET ASSETS   ...........................    100.00%   $33,027,970
                                          =======     ============

------------
+ Non-income producing security.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Assets and Liabilities
September 30, 1997 (Unaudited)



                                                                                                Total Return
                                                                Equity           Income            Bond
                                                                 Fund             Fund             Fund
                                                            --------------   ---------------   -------------
  Assets:
   Investments, at cost -- see accompanying
    Schedule of Investments   ...........................    $ 99,405,546     $ 52,354,575     $146,322,738
                                                             =============    ============     =============
   Investments in securities, at value (Note 1a)   ......    $131,862,598     $ 53,497,823     $148,986,859
   Cash  ................................................              --               --            3,121
   Dividends and interest receivable   ..................         179,745          769,044        2,365,563
   Receivable for investment securities sold    .........         312,349            2,857               --
   Receivable for fund shares sold  .....................          43,977               --           27,297
   Deferred organization expenses (Note 1f)  ............           2,415            2,604            2,916
   Other assets   .......................................           5,312              214              685
                                                             -------------    ------------     -------------
    Total assets  .......................................     132,406,396       54,272,542      151,386,441
  Liabilities:
   Payable for investments purchased   ..................         273,500               --               --
   Dividends payable    .................................              --          266,418          725,795
   Payable for fund shares redeemed    ..................         127,663               --          210,143
   Investment advisory fees payable (Note 2a)   .........          46,944           10,614           29,853
   Administration fees payable (Note 2b)  ...............          15,054            6,511           18,926
   Trustees fees and expenses payable (Note 2f)    ......           1,271              488              877
   Due to custodian bank   ..............................           7,484               --               --
   Accrued expenses and other liabilities    ............          33,217           18,392           33,817
                                                             -------------    ------------     -------------
    Total liabilities   .................................         505,133          302,423        1,019,411
                                                             -------------    ------------     -------------
  Net Assets   ..........................................    $131,901,263     $ 53,970,119     $150,367,030
                                                             =============    ============     =============
  Net Assets Consist of:
   Paid-in capital   ....................................    $ 87,129,009     $ 52,889,876     $146,904,843
   Undistributed (distributions in excess of) net
    investment income   .................................          43,563          (10,723)          28,473
   Accumulated net realized gain (loss) on
    investments   .......................................      12,271,639          (52,282)         769,593
   Net unrealized appreciation of investments   .........      32,457,052        1,143,248        2,664,121
                                                             -------------    ------------     -------------
  Net Assets   ..........................................    $131,901,263     $ 53,970,119     $150,367,030
                                                             =============    ============     =============
  Shares outstanding (Unlimited number of
   $0.00001 par value shares authorized for each
   Fund)    .............................................      10,752,033        7,550,638       20,200,347
  Net Asset Value Per Share (net assets / shares
   outstanding)   .......................................    $      12.27     $       7.15     $       7.44
                                                             =============    ============     =============

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Assets and Liabilities -- (continued)
September 30, 1997 (Unaudited)



                                                                                  International       Optimum          Value
                                                                    Balanced         Equity           Growth          Equity
                                                                      Fund            Fund             Fund            Fund
                                                                 --------------  ---------------  ---------------  -------------
  Assets:
   Investments, at cost -- see accompanying Schedule of
    Investments   .............................................   $ 83,833,443    $ 46,472,825     $ 33,042,546     $ 23,149,308
                                                                  =============   ============     ============     =============
   Investments in securities, at value (Note 1a)   ............   $103,160,866    $ 52,547,478     $ 44,496,020     $ 33,005,227
   Cash  ......................................................          6,329              --              176               --
   Dividends and interest receivable   ........................        814,243         221,627           39,820           43,474
   Receivable for investment securities sold    ...............        858,823              --               --          111,608
   Receivable for fund shares sold  ...........................         46,916           4,642              654              107
   Foreign withholding tax receivable  ........................             --          34,500
   Deferred organization expenses (Note 1f)  ..................         11,025           2,047              891              891
   Other assets   .............................................          1,294             853              224              184
                                                                  -------------   ------------     ------------     -------------
    Total assets  .............................................    104,899,496      52,811,147       44,537,785       33,161,491
  Liabilities:
   Payable for investments purchased   ........................             --          95,662               --           64,027
   Payable for fund shares redeemed    ........................        270,547         242,117          314,548               --
   Investment advisory fees payable (Note 2a)   ...............         39,677          21,000           13,340            8,787
   Administration fees payable (Note 2b)  .....................         18,583          16,007            5,395            3,963
   Trustees fees and expenses payable (Note 2f)    ............            821             309              246              212
   Due to custodian bank   ....................................             --          10,191               --           50,929
   Accrued expenses and other liabilities    ..................         30,680          24,537           13,521            5,603
                                                                  -------------   ------------     ------------     -------------
    Total liabilities   .......................................        360,308         409,823          347,050          133,521
                                                                  -------------   ------------     ------------     -------------
  Net Assets   ................................................   $104,539,188    $ 52,401,324     $ 44,190,735     $ 33,027,970
                                                                  =============   ============     ============     =============
  Net Assets Consist of:
   Paid-in capital   ..........................................   $ 76,407,599    $ 46,073,617     $ 34,506,361     $ 27,994,289
   Undistributed (distributions in excess of) net investment
    income  ...................................................         53,056         (82,457)           5,107            1,583
   Accumulated net realized gain (loss) on investments   ......      8,751,110         338,397       (1,774,207)       1,176,179
   Net unrealized appreciation of investments   ...............     19,327,423       6,071,767       11,453,474        9,855,919
                                                                  -------------   ------------     ------------     -------------
  Net Assets   ................................................   $104,539,188    $ 52,401,324     $ 44,190,735     $ 33,027,970
                                                                  =============   ============     ============     =============
  Net Assets:
   Institutional Shares    ....................................   $ 84,740,132    $ 52,401,324     $ 38,465,842     $ 32,934,191
   Trust Shares   .............................................     19,799,056              --        5,724,893           93,779
  Shares outstanding (Unlimited number of $0.00001 par
   value shares authorized for each Fund):
   Institutional Shares    ....................................      8,785,109       5,417,223        2,883,102        2,162,531
   Trust Shares   .............................................      2,052,649              --          429,336            6,157
  Net Asset Value Per Share (net assets / shares outstanding):
   Institutional Shares    ....................................   $       9.65    $       9.67     $      13.34     $      15.23
                                                                  =============   ============     ============     =============
   Trust Shares   .............................................   $       9.65              --     $      13.33     $      15.23
                                                                  =============   ============     ============     =============

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Operations
For the Six Months Ended September 30, 1997 (Unaudited)

                                                                              Total Return
                                                Equity           Income           Bond
                                                 Fund             Fund            Fund
                                            ---------------  --------------  ---------------
  Investment Income
    Dividend income  .....................   $    791,335     $        --     $         --
    Interest income  .....................         38,632       1,753,204        4,767,856
    Less: Foreign taxes withheld    ......             --              --               --
                                             ------------     -----------     ------------
       Total Income  .....................        829,967       1,753,204        4,767,856
  Expenses (Note 1g):
    Investment advisory fees
     (Note 2a)    ........................        417,606         167,219          475,246
    Administrative fees (Note 2b)   ......         98,298          39,361          111,866
    Custodian fees   .....................         20,388           9,160           22,390
    Legal fees    ........................         17,123           7,017           19,268
    Prospectus and shareholder
     reports   ...........................          7,275           3,050            8,258
    Trustees' fees and expenses
     (Note 2f)    ........................          3,922           1,594            4,285
    Auditing fees    .....................          3,745           2,489            3,916
    Transfer agent fees    ...............          2,172           3,744            3,833
    Insurance expense   ..................          1,581           1,559            4,445
    Registration fees   ..................          1,070             455            1,265
    Amortization of organization
     expenses (Note 1f)    ...............            619             871              724
    Distribution fees -- Trust Shares
     (Note 2e)    ........................             --              --               --
    Miscellaneous    .....................            402             561            1,831
                                             ------------     -----------     ------------
       Total Expenses   ..................        574,201         237,080          657,327
       Less: Waiver of fees
        (Note 2c)    .....................       (124,471)       (108,450)        (290,666)
                                             ------------     -----------     ------------
       Net Expenses  .....................        449,730         128,630          366,661
                                             ------------     -----------     ------------
  Net Investment Income    ...............        380,237       1,624,574        4,401,195
                                             ------------     -----------     ------------
  Realized and Unrealized Gain (Loss)
   (Note 3):
   Net realized gain (loss) on
    investments   ........................      7,241,499        (235,432)         303,338
   Net realized loss on foreign
    currency transactions  ...............             --              --               --
   Net change in unrealized
    appreciation/depreciation of
    investments during the
    period (a)    ........................     23,516,834       2,061,176        5,341,539
                                             ------------     -----------     ------------
  Net Realized and Unrealized Gain  ......     30,758,333       1,825,744        5,644,877
                                             ------------     -----------     ------------
  Net Increase in Net Assets Resulting
   from Operations   .....................   $ 31,138,570     $ 3,450,318     $ 10,046,072
                                             ============     ===========     ============
  ------------
  (a) Includes net unrealized
      appreciation/depreciation of
      foreign currency ...................             --              --               --
  (b) Excelsior Institutional Trust
      began offering Trust Shares on
      August 25, 1997 for the Balanced
      Fund.


                                RESTUBBED TABLE

                                                              International      Optimum          Value
                                               Balanced          Equity           Growth         Equity
                                                Fund(b)           Fund             Fund           Fund
                                            ---------------  ---------------  --------------  -------------
  Investment Income
    Dividend income  .....................   $    686,325     $   574,170      $   177,254    $  204,735
    Interest income  .....................      1,452,994         136,852           14,232         2,730
    Less: Foreign taxes withheld    ......             --         (55,877)              --            --
                                             ------------     -----------      -----------    -----------
       Total Income  .....................      2,139,319         655,145          191,486       207,465
  Expenses (Note 1g):
    Investment advisory fees
     (Note 2a)    ........................        322,507         236,424          125,729        93,809
    Administrative fees (Note 2b)   ......         75,913          47,285           29,595        22,081
    Custodian fees   .....................         15,526          38,882            7,046         6,210
    Legal fees    ........................         13,497           5,645            4,533         3,520
    Prospectus and shareholder
     reports   ...........................          6,008           2,511            3,100         3,714
    Trustees' fees and expenses
     (Note 2f)    ........................          2,922           1,218            1,005           779
    Auditing fees    .....................          3,055           2,428            2,361         2,327
    Transfer agent fees    ...............          2,148           1,716            4,448         3,583
    Insurance expense   ..................          6,464           1,428            1,251         1,345
    Registration fees   ..................            575             440            7,803         7,304
    Amortization of organization
     expenses (Note 1f)    ...............          2,849             604              123           123
    Distribution fees -- Trust Shares
     (Note 2e)    ........................          6,620              --            7,902           117
    Miscellaneous    .....................            378           1,282              629           644
                                             ------------     -----------      -----------    -----------
       Total Expenses   ..................        458,462         339,863          195,525       145,556
       Less: Waiver of fees
        (Note 2c)    .....................       (104,526)       (127,081)         (52,222)      (44,413)
                                             ------------     -----------      -----------    -----------
       Net Expenses  .....................        353,936         212,782          143,303       101,143
                                             ------------     -----------      -----------    -----------
  Net Investment Income    ...............      1,785,383         442,363           48,183       106,322
                                             ------------     -----------      -----------    -----------
  Realized and Unrealized Gain (Loss)
   (Note 3):
   Net realized gain (loss) on
    investments   ........................      7,952,208         142,976         (969,740)    1,210,929
   Net realized loss on foreign
    currency transactions  ...............             --         (19,733)              --            --
   Net change in unrealized
    appreciation/depreciation of
    investments during the
    period (a)    ........................      7,414,285       2,751,067       10,776,814     7,240,460
                                             ------------     -----------      -----------    -----------
  Net Realized and Unrealized Gain  ......     15,366,493       2,874,310        9,807,074     8,451,389
                                             ------------     -----------      -----------    -----------
  Net Increase in Net Assets Resulting
   from Operations   .....................   $ 17,151,876     $ 3,316,673      $ 9,855,257    $ 8,557,711
                                             ============     ===========      ===========    ===========
  ------------
  (a) Includes net unrealized
      appreciation/depreciation of
      foreign currency ...................             --     $    (2,886)              --            --
  (b) Excelsior Institutional Trust
      began offering Trust Shares on
      August 25, 1997 for the Balanced
      Fund.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets

                                                     Equity Fund
                                         ------------------------------------
                                            Six Months
                                               Ended           Ten Months
                                           September 30,          Ended
                                               1997             March 31,
                                            (Unaudited)         1997 (b)
                                         -----------------  -----------------
  Increase (Decrease) in Net Assets
   from:
   Operations:
    Net investment income  ............   $     380,237      $     709,198
    Net realized gain (loss) on
     investments  .....................       7,241,499          5,378,047
    Net change in unrealized
     appreciation/depreciation of
     investments during the
     period    ........................      23,516,834          6,409,437
                                          -------------      -------------
    Net increase in net assets
     resulting from operations   ......      31,138,570         12,496,682
  Distributions to Shareholders:
   From net investment income    ......        (517,567)          (608,037)
   In excess of net investment
    income  ...........................              --                 --
   From net realized gains    .........              --         (1,774,938)
                                          -------------      -------------
    Total distributions to
     shareholders    ..................        (517,567)        (2,382,975)
                                          -------------      -------------
  Transactions in Shares of Beneficial
   Interest:
   Net proceeds from shares sold    ...       9,004,613         28,801,841
   Contribution in-kind    ............              --        100,714,496
   Reinvestment of dividends  .........          53,365             46,531
   Cost of shares redeemed    .........     (26,339,729)       (44,609,820)
                                          -------------      -------------
    Net increase (decrease) in net
     assets from beneficial
     interest transactions    .........     (17,281,751)        84,953,048
                                          -------------      -------------
    Total Increase in Net Assets ......      13,339,252         95,066,755
  Net Assets:
  Beginning of Period   ...............     118,562,011         23,495,256
                                          -------------      -------------
  End of Period (a)  ..................   $ 131,901,263      $ 118,562,011
                                          =============      =============
  Capital Share Transactions:
   Shares sold    .....................         800,957          3,042,701
   Contribution in-kind    ............              --         11,211,157
   Shares issued for dividend
    reinvestment  .....................           4,808              4,908
   Shares redeemed   ..................      (2,344,389)        (4,598,732)
                                          -------------      -------------
  Net Increase (Decrease) in Shares
   Outstanding    .....................      (1,538,624)         9,660,034
                                          =============      =============
  ------------
  (a) Including undistributed
      (distributions in excess of) net
      investment income   .............   $      43,563      $     180,893
  (b) The Fund changed its fiscal
      year end to March 31, 1997.

                                RESTUBBED TABLE


                                                    Income Fund                    Total Return Bond Fund
                                         ----------------------------------  -----------------------------------
                                            Six Months                          Six Months
                                              Ended           Ten Months           Ended           Ten Months
                                          September 30,         Ended          September 30,         Ended
                                               1997           March 31,            1997            March 31,
                                           (Unaudited)         1997 (b)         (Unaudited)         1997 (b)
                                         ----------------  ----------------  -----------------  ----------------
  Increase (Decrease) in Net Assets
   from:
   Operations:
    Net investment income  ............   $  1,624,574      $  2,452,838      $   4,401,195      $   6,642,608
    Net realized gain (loss) on
     investments  .....................       (235,432)          221,976            303,338            892,647
    Net change in unrealized
     appreciation/depreciation of
     investments during the
     period    ........................      2,061,176          (473,993)         5,341,539         (1,699,077)
                                          ------------      ------------      -------------      -------------
    Net increase in net assets
     resulting from operations   ......      3,450,318         2,200,821         10,046,072          5,836,178
  Distributions to Shareholders:
   From net investment income    ......     (1,624,574)       (2,453,645)        (4,401,195)        (6,627,379)
   In excess of net investment
    income  ...........................             --           (10,723)                --                 --
   From net realized gains    .........             --          (562,577)                --           (487,553)
                                          ------------      ------------      -------------      -------------
    Total distributions to
     shareholders    ..................     (1,624,574)       (3,026,945)        (4,401,195)        (7,114,932)
                                          ------------      ------------      -------------      -------------
  Transactions in Shares of Beneficial
   Interest:
   Net proceeds from shares sold    ...      4,986,975        35,338,940         24,554,454         39,912,748
   Contribution in-kind    ............             --                --                 --         77,792,503
   Reinvestment of dividends  .........             --                --             82,092             96,057
   Cost of shares redeemed    .........     (3,924,864)       (7,431,851)       (18,316,738)       (43,137,691)
                                          ------------      ------------      -------------      -------------
    Net increase (decrease) in net
     assets from beneficial
     interest transactions    .........      1,062,111        27,907,089          6,319,808         74,663,617
                                          ------------      ------------      -------------      -------------
    Total Increase in Net Assets ......      2,887,855        27,080,965         11,964,685         73,384,863
  Net Assets:
  Beginning of Period   ...............     51,082,264        24,001,299        138,402,345         65,017,482
                                          ------------      ------------      -------------      -------------
  End of Period (a)  ..................   $ 53,970,119      $ 51,082,264      $ 150,367,030      $ 138,402,345
                                          ============      ============      =============      =============
  Capital Share Transactions:
   Shares sold    .....................        704,117         5,026,877          3,363,225          5,461,630
   Contribution in-kind    ............             --                --                 --         10,749,843
   Shares issued for dividend
    reinvestment  .....................             --                --             11,184             13,188
   Shares redeemed   ..................       (559,218)       (1,057,030)        (2,500,985)        (5,957,354)
                                          ------------      ------------      -------------      -------------
  Net Increase (Decrease) in Shares
   Outstanding    .....................        144,899         3,969,847            873,424         10,267,307
                                          ============      ============      =============      =============
  ------------
  (a) Including undistributed
      (distributions in excess of) net
      investment income   .............   $    (10,723)     $    (10,723)     $      28,473      $      28,473
  (b) The Fund changed its fiscal
      year end to March 31, 1997.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets -- (continued)

                                                             Balanced Fund                 International Equity Fund
                                                  -----------------------------------  ---------------------------------
                                                     Six Months                           Six Months
                                                        Ended           Ten Months          Ended          Ten Months
                                                    September 30,         Ended         September 30,         Ended
                                                        1997            March 31,            1997           March 31,
                                                     (Unaudited)         1997(b)         (Unaudited)         1997(b)
                                                  -----------------  ----------------  ----------------  ---------------
  Increase (Decrease) in Net Assets from:
   Operations:
   Net investment income   .....................   $   1,785,383      $   3,029,273     $    442,363      $    131,111
   Net realized gain on investments    .........       7,952,208          2,735,694          142,976           451,182
   Net realized loss on foreign currency
    transactions  ..............................              --                 --          (19,733)          (57,101)
   Net change in unrealized
    appreciation/depreciation of investments
    during the period   ........................       7,414,285          1,611,223        2,751,067            57,410
                                                   -------------      -------------     ------------      ------------
     Net increase in net assets resulting from
       operations    ...........................      17,151,876          7,376,190        3,316,673           582,602
  Distributions to Shareholders:
   From net investment income
    Institutional Shares   .....................      (2,294,850)        (3,169,226)        (395,052)         (226,392)
    Trust Shares  ..............................        (157,227)                --               --                --
   In excess of net investment income
    Institutional Shares   .....................              --                 --               --          (129,768)
   From net realized gains
    Institutional Shares   .....................              --         (3,666,341)              --          (377,475)
                                                   -------------      -------------     ------------      ------------
     Total distributions to shareholders  ......      (2,452,077)        (6,835,567)        (395,052)         (733,635)
                                                   -------------      -------------     ------------      ------------
  Transactions in Shares of Beneficial Interest:
  Net proceeds from shares sold
    Institutional Shares   .....................       6,978,918         18,753,237       15,142,358        11,788,947
    Trust Shares  ..............................      19,314,536                 --               --                --
  Contribution in-kind
    Institutional Shares   .....................              --                 --               --         8,235,903
  Reinvestment of dividends
    Institutional Shares   .....................             630              1,657            8,515                --
    Trust Shares  ..............................         157,227                 --               --                --
  Cost of shares redeemed
    Institutional Shares   .....................     (33,256,331)       (17,971,066)      (4,140,831)       (5,926,057)
    Trust Shares  ..............................        (318,090)                --               --                --
                                                   -------------      -------------     ------------      ------------
    Net increase (decrease) in net assets from
     beneficial interest transactions  .........      (7,123,110)           783,828       11,010,042        14,098,793
                                                   -------------      -------------     ------------      ------------
       Total Increase in Net Assets ............       7,576,689          1,324,451       13,931,663        13,947,760
  Net Assets:
   Beginning of Period  ........................      96,962,499         95,638,048       38,469,661        24,521,901
                                                   -------------      -------------     ------------      ------------
   End of Period (a)    ........................   $ 104,539,188      $  96,962,499     $ 52,401,324      $ 38,469,661
                                                   =============      =============     ============      ============
  Capital Share Transactions:
   Shares sold:
    Institutional Shares   .....................         788,958          2,281,968        1,593,358         1,294,468
    Trust Shares (c)    ........................       2,069,662                 --               --                --
   Contribution in-kind:
    Institutional Shares   .....................              --                 --               --           894,234
   Shares issued for dividend reinvestment:
    Institutional Shares   .....................              70                201              878                --
    Trust Shares (c)    ........................          16,378                 --               --                --
   Shares redeemed:
    Institutional Shares   .....................      (3,673,944)        (2,190,146)        (439,484)         (652,788)
    Trust Shares (c)    ........................         (33,391)
                                                   -------------      -------------     ------------      ------------
  Net Increase (Decrease) in Shares Outstanding         (832,267)            92,023        1,154,752         1,535,914
                                                   =============      =============     ============      ============
  ------------
  (a) Including undistributed (distributions in
      excess of) net investment income   .......   $      53,056      $     719,750     $    (82,457)     $   (129,768)
  (b) The Fund changed its fiscal year end to
      March 31, 1997.
  (c) Initial offering of Trust Shares commenced
      operations on August 25, 1977 for Balanced
      Fund.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets -- (continued)

                                                                          Optimum Growth Fund
                                                                   ----------------------------------
                                                                      Six Months
                                                                        Ended
                                                                    September 30,      Period Ended
                                                                         1997           March 31,
                                                                     (Unaudited)         1997 (b)
                                                                   ----------------  ----------------
  Increase (Decrease) in Net Assets from:
   Operations:
    Net investment income    ....................................   $     48,183      $    129,278
    Net realized gain (loss) on investments    ..................       (969,740)         (804,467)
    Net change in unrealized appreciation/depreciation of
     investments during the period    ...........................     10,776,814           676,660
                                                                    ------------      ------------
     Net increase in net assets resulting from operations  ......      9,855,257             1,471
  Distributions to Shareholders from net investment income:
    Institutional Shares  .......................................        (91,184)          (75,546)
    Trust Shares    .............................................         (4,167)           (1,457)
                                                                    ------------      ------------
     Total distributions to shareholders    .....................        (95,351)          (77,003)
                                                                    ------------      ------------
  Transactions in Shares of Beneficial Interest:
  Net proceeds from shares sold
    Institutional Shares  .......................................      3,183,011         6,828,215
    Trust Shares    .............................................      1,830,511         3,547,991
  Contribution in-kind
    Institutional Shares  .......................................             --        20,819,867
  Reinvestment of dividends
    Institutional Shares  .......................................          2,743               390
    Trust Shares    .............................................            875             1,458
  Cost of shares redeemed
    Institutional Shares  .......................................       (590,336)         (576,929)
    Trust Shares    .............................................       (535,601)           (5,834)
                                                                    ------------      ------------
     Net increase in net assets from beneficial interest
       transactions    ..........................................      3,891,203        30,615,158
                                                                    ------------      ------------
       Total Increase in Net Assets   ...........................     13,651,109        30,539,626
  Net Assets:
   Beginning of Period    .......................................     30,539,626                --
                                                                    ------------      ------------
   End of Period (a)   ..........................................   $ 44,190,735      $ 30,539,626
                                                                    ============      ============
  Capital Share Transactions:
   Shares sold:
    Institutional Shares (c)    .................................        264,964           640,078
    Trust Shares (d)   ..........................................        142,672           330,238
   Contribution in-kind:
    Institutional Shares (c)    .................................             --         2,081,986
   Shares issued for dividend reinvestment:
    Institutional Shares (c)    .................................            235                37
    Trust Shares (d)   ..........................................             83               142
   Shares redeemed:
    Institutional Shares (c)    .................................        (49,417)          (54,781)
    Trust Shares (d)   ..........................................        (43,215)             (584)
                                                                    ------------      ------------
  Net Increase in Shares Outstanding  ...........................        315,322         2,997,116
                                                                    ============      ============
  ------------
  (a) Including undistributed net investment income  ............   $      5,107      $     52,275
  (b) For the period June 1, 1996 (Commencement of
      operations) to March 31, 1997.
  (c) Initial offering of Institutional Shares commenced
      operations on June 1, 1996 for Optimum Growth Fund
      and Value Equity Fund.
  (d) Initial offering of Trust Shares commenced operations
      on July 3, 1996 for Optimum Growth Fund and
      January 15, 1997 for Value Equity Fund.

                                RESTUBBED TABLE

                                                                           Value Equity Fund
                                                                   ---------------------------------
                                                                      Six Months
                                                                        Ended
                                                                    September 30,     Period Ended
                                                                         1997           March 31,
                                                                     (Unaudited)        1997 (b)
                                                                   ----------------  ---------------
  Increase (Decrease) in Net Assets from:
   Operations:
    Net investment income    ....................................  $    106,322       $    171,115
    Net realized gain (loss) on investments    ..................     1,210,929            (34,750)
    Net change in unrealized appreciation/depreciation of
     investments during the period    ...........................     7,240,460          2,615,459
                                                                   -------------      ------------
     Net increase in net assets resulting from operations  ......     8,557,711          2,751,824
  Distributions to Shareholders from net investment income:
    Institutional Shares  .......................................      (156,533)          (119,110)
    Trust Shares    .............................................          (211)                --
                                                                   -------------      ------------
     Total distributions to shareholders    .....................      (156,744)          (119,110)
                                                                   -------------      ------------
  Transactions in Shares of Beneficial Interest:
  Net proceeds from shares sold
    Institutional Shares  .......................................     1,095,048          1,035,782
    Trust Shares    .............................................        17,850             59,997
  Contribution in-kind
    Institutional Shares  .......................................            --         20,345,814
  Reinvestment of dividends
    Institutional Shares  .......................................            --                 --
    Trust Shares    .............................................            --                 --
  Cost of shares redeemed
    Institutional Shares  .......................................      (229,068)          (331,027)
    Trust Shares    .............................................          (107)                --
                                                                   -------------      ------------
     Net increase in net assets from beneficial interest
       transactions    ..........................................       883,723         21,110,566
                                                                   -------------      ------------
       Total Increase in Net Assets   ...........................     9,284,690         23,743,280
  Net Assets:
   Beginning of Period    .......................................    23,743,280                 --
                                                                   -------------      ------------
   End of Period (a)   ..........................................  $ 33,027,970       $ 23,743,280
                                                                   =============      ============
  Capital Share Transactions:
   Shares sold:
    Institutional Shares (c)    .................................        88,857             86,905
    Trust Shares (d)   ..........................................         1,191              4,975
   Contribution in-kind:
    Institutional Shares (c)    .................................            --          2,034,581
   Shares issued for dividend reinvestment:
    Institutional Shares (c)    .................................            --                 --
    Trust Shares (d)   ..........................................            --                 --
   Shares redeemed:
    Institutional Shares (c)    .................................       (16,910)           (30,902)
    Trust Shares (d)   ..........................................            (9)                --
                                                                   -------------      ------------
  Net Increase in Shares Outstanding  ...........................        73,129          2,095,559
                                                                   =============      ============
  ------------
  (a) Including undistributed net investment income  ............  $      1,583       $     52,005
  (b) For the period June 1, 1996 (Commencement of
      operations) to March 31, 1997.
  (c) Initial offering of Institutional Shares commenced
      operations on June 1, 1996 for Optimum Growth Fund
      and Value Equity Fund.
  (d) Initial offering of Trust Shares commenced operations
      on July 3, 1996 for Optimum Growth Fund and
      January 15, 1997 for Value Equity Fund.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights


              Selected data for a share outstanding throughout each period are as follows:
                                                                 Equity Fund
                                      ------------------------------------------------------------------
                                         Six Months
                                           Ended           Ten Months                     January 16,
                                       September 30,         Ended         Year Ended      1995(b) to
                                            1997           March 31,        May 31,         May 31,
                                        (Unaudited)         1997(a)           1996            1995
                                      ----------------  ----------------  ------------  ----------------
 Net Asset Value, Beginning of
  Period    ........................  $      9.65         $  8.93           $ 7.73      $     7.00
                                      --------------    -------------       -------      ----------
 Investment Operations:
   Net investment income   .........         0.04            0.05             0.11            0.05
   Net realized and unrealized
    gain (loss) on investments   ...         2.63            0.86             1.20            0.70
                                      --------------    -------------       -------      ----------
    Total From Investment
     Operations   ..................         2.67            0.91             1.31            0.75
                                      --------------    -------------       -------      ----------
 Distributions:
   From net investment income    ...        (0.05)         (0.07)            (0.11)          (0.02)
   In excess of net investment
    income  ........................           --             --                --              --
   From net realized gains    ......           --          (0.12)               --              --
                                      ------------    -------------        -------      ----------
    Total Distributions    .........        (0.05)         (0.19)            (0.11)          (0.02)
                                      ------------    -------------        -------      ----------
 Net Asset Value, End of Period  ...  $     12.27       $   9.65           $  8.93     $      7.73
                                      ============    =============        =======      ==========
 Total Return  .....................        27.57%(c)      10.22%(c)         17.04%          10.80%(c)
                                      ============    =============        =======      ==========
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
   Expenses (d)   ..................         0.70%(f)        0.70%(f)         0.36%           0.12%(f)
   Net Investment Income (d)  ......         0.59%(f)        0.70%(f)         1.32%           2.44%(f)
 Portfolio Turnover  ...............           24%             32%             113%             34%
 Average Commission Rate (e)  ......  $    0.0754     $    0.0800              N/A             N/A
 Net Assets at end of Period
  (000's omitted)    ...............  $   131,901     $   118,562          $23,495     $    15,409
 -------------
 (a) The Fund changed its fiscal year end to March 31, 1997.
 (b) Commencement of Operations
 (c) Not annualized
 (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
    Expenses to Average Net
     Assets    .....................         0.89%(f)        0.92%(f)         1.49%           2.67%(f)
    Net Investment Income to
     Average Net Assets    .........         0.40%(f)        0.48%(f)         0.19%          (0.12)%(f)
 (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
 (f) Annualized
 (g) Amount represents less than $0.01 per share.

                                RESTUBBED TABLE




                                                                 Income Fund
                                      -----------------------------------------------------------------
                                        Six Months
                                           Ended          Ten Months                     January 16,
                                       September 30,        Ended         Year Ended      1995(b) to
                                           1997           March 31,        May 31,         May 31,
                                        (Unaudited)        1997(a)           1996            1995
                                      ---------------  ----------------  ------------  ----------------
 Net Asset Value, Beginning of
  Period    ........................  $      6.90      $      6.99         $  7.33     $      7.00
                                      -----------      -----------         -------     -----------
 Investment Operations:
   Net investment income   .........         0.22             0.38            0.51            0.19
   Net realized and unrealized
    gain (loss) on investments   ...         0.25            (0.01)          (0.27)           0.33
                                      -----------      -----------         -------     -----------
    Total From Investment
     Operations   ..................         0.47             0.37            0.24            0.52
                                      -----------      -----------         -------     -----------
 Distributions:
   From net investment income    ...        (0.22)           (0.38)          (0.51)          (0.19)
   In excess of net investment
    income  ........................           --               --(g)           --              --
   From net realized gains    ......           --            (0.08)          (0.07)             --
                                      -----------      -----------         -------     -----------
    Total Distributions    .........        (0.22)           (0.46)          (0.58)          (0.19)
                                      -----------      -----------         -------     -----------
 Net Asset Value, End of Period  ...  $      7.15      $      6.90         $  6.99     $      7.33
                                      ===========      ===========         =======     ===========
 Total Return  .....................        14.24%(c)         5.39%(c)        3.18%           7.51%(c)
                                      ===========      ===========         =======     ===========
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
   Expenses (d)   ..................         0.50%(f)         0.50%(f)        0.26%           0.12%(f)
   Net Investment Income (d)  ......         6.31%(f)         6.50%(f)        6.99%           7.17%(f)
 Portfolio Turnover  ...............          169%             107%             67%             34%
 Average Commission Rate (e)  ......          N/A              N/A             N/A             N/A
 Net Assets at end of Period
  (000's omitted)    ...............  $    53,970      $    51,082         $24,001     $    33,230
 -------------
 (a) The Fund changed its fiscal year end to March 31, 1997.
 (b) Commencement of Operations
 (c) Not annualized
 (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
    Expenses to Average Net
     Assets    .....................         0.92%(f)         0.96%(f)        1.35%           1.65%(f)
    Net Investment Income to
     Average Net Assets    .........         5.89%(f)         6.04%(f)        5.90%           5.65%(f)
 (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
 (f) Annualized
 (g) Amount represents less than $0.01 per share.


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)


     Selected data for a share outstanding throughout each period are as follows:

                                                          Total Return Bond Fund
                                                   ------------------------------------
                                                       Six Months
                                                         Ended            Ten Months
                                                     September 30,          Ended
                                                          1997            March 31,
                                                      (Unaudited)          1997 (a)
                                                   ------------------  ----------------
  Net Asset Value, Beginning of Period  .........  $        7.16       $      7.18
                                                   -------------       -----------
  Investment Operations:
   Net investment income    .....................           0.22              0.37
   Net realized and unrealized gain (loss) on
    investments    ..............................           0.28              0.01(g)
                                                   -------------       -----------
    Total From Investment Operations ............           0.50              0.38
                                                   -------------       -----------
  Distributions:
   From net investment income  ..................          (0.22)            (0.37)
   In excess of net investment income   .........             --                --
   From net realized gains  .....................             --             (0.03)
                                                   -------------       -----------
    Total Distributions  ........................          (0.22)            (0.40)
                                                   -------------       -----------
  Net Asset Value, End of Period  ...............  $        7.44       $      7.16
                                                   =============       ===========
  Total Return  .................................          14.51%(c)          5.29%(c)
                                                   =============       ===========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Expenses (d)    ..............................           0.50%(f)          0.50%(f)
   Net Investment Income (d)   ..................           6.02%(f)          6.08%(f)
  Portfolio Turnover  ...........................            198%              200%
  Average Commission Rate (e)  ..................            N/A               N/A
  Net Assets at end of Period (000's omitted)      $     150,367       $   138,402
  ----------
  (a) The Fund changed its fiscal year end to March 31, 1997.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
       Expenses to Average Net Assets   .........           0.90%(f)          0.92%(f)
       Net Investment Income to Average Net
        Assets  .................................           5.62%(f)          5.66%(f)
  (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
  (f) Annualized
  (g) The amount shown for the ten months ended March 31, 1997 for a share outstanding throughout that period does not accord with the aggregate net losses on investments for that period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the Fund.

                                RESTUBBED TABLE

                                                                                                         Balanced Fund
                                                                                              -----------------------------------
                                                                                                     Institutional Shares
                                                                                              -----------------------------------
                                                                                                Six Months
                                                                             January 19,           Ended           Ten Months
                                                        Year Ended            1995(b) to       September 30,         Ended
                                                          May 31,              May 31,             1997            March 31,
                                                           1996                  1995           (Unaudited)         1997 (a)
                                                   ---------------------  ------------------  ---------------  ------------------
  Net Asset Value, Beginning of Period  .........        $  7.47           $      7.00        $    8.31        $      8.26
                                                         -------           ------------       ---------        -----------
  Investment Operations:
   Net investment income    .....................           0.48                  0.18             0.18               0.26
   Net realized and unrealized gain (loss) on
    investments    ..............................          (0.17)                 0.47             1.38               0.40
                                                         -------           ------------       ---------        -----------
    Total From Investment Operations ............           0.31                  0.65             1.56               0.66
                                                         -------           ------------       ---------        -----------
  Distributions:
   From net investment income  ..................          (0.48)                (0.18)           (0.22)             (0.28)
   In excess of net investment income   .........             --                    --               --                --
   From net realized gains  .....................          (0.12)                   --               --              (0.33)
                                                         -------           ------------       ---------        -----------
    Total Distributions  ........................          (0.60)                (0.18)           (0.22)             (0.61)
                                                         -------           ------------       ---------        -----------
  Net Asset Value, End of Period  ...............        $  7.18           $      7.47        $    9.65        $      8.31
                                                         =======           ============       =========        ===========
  Total Return  .................................           4.20%                 9.40%(c)        18.98%(c)           8.20%(c)
                                                         =======           ============       =========        ===========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Investment Income (d)   ..................           0.32%                 0.12%(f)         0.70%(f)           0.70%(f)
   Expenses (d)    ..............................           6.47%                 7.09%(f)         3.64%(f)           3.84%(f)
  Portfolio Turnover  ...........................            127%                   84%              86%                53%
  Average Commission Rate (e)  ..................            N/A                   N/A         $ 0.0566        $    0.0591
  Net Assets at end of Period (000's omitted)            $65,017           $    24,913        $  84,740        $    96,962
  ----------
  (a) The Fund changed its fiscal year end to March 31, 1997.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
       Expenses to Average Net Assets   .........           1.33%                 1.93%(f)         0.91%(f)           0.93%(f)
       Net Investment Income to Average Net
        Assets  .................................           5.46%                 5.28%(f)         3.43%(f)           3.61%(f)
  (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
  (f) Annualized
  (g) The amount shown for the ten months ended March 31, 1997 for a share outstanding throughout that period does not accord with the aggregate net losses on investments for that period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the Fund.

                                RESTUBBED TABLE



                                                                                             Trust Shares
                                                                                           -----------------
                                                                                              August 25,
                                                                           July 11,           1997(b), to
                                                      Year Ended          1994(b) to         September 30,
                                                       May 31,             May 31,               1997
                                                         1996                1995             (Unaudited)
                                                   ----------------  --------------------  -----------------
  Net Asset Value, Beginning of Period  .........      $  7.70        $       7.00         $     9.33
                                                       -------        --------------       -----------
  Investment Operations:
   Net investment income    .....................         0.34                0.35               0.02
   Net realized and unrealized gain (loss) on
    investments    ..............................         0.78                0.64               0.38
                                                       -------        --------------       -----------
    Total From Investment Operations ............         1.12                0.99               0.40
                                                       -------        --------------       -----------
  Distributions:
   From net investment income  ..................        (0.36)              (0.26)             (0.08)
   In excess of net investment income   .........           --                  --                 --
   From net realized gains  .....................        (0.20)              (0.03)                --
                                                       -------        --------------       -----------
    Total Distributions  ........................        (0.56)              (0.29)             (0.08)
                                                       -------        --------------       -----------
  Net Asset Value, End of Period  ...............      $  8.26        $       7.70         $     9.65
                                                       =======        ==============       ===========
  Total Return  .................................        15.07%              14.59%(c)           4.26%(c)
                                                       =======        ==============       ===========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Expenses (d)    ..............................         0.38%               0.12% (f)          1.05%(f)
   Net Investment Income (d)   ..................         4.34%               5.55% (f)          2.51%(f)
  Portfolio Turnover  ...........................           56%                 57%                86%
  Average Commission Rate (e)  ..................          N/A                 N/A         $   0.0566
  Net Assets at end of Period (000's omitted)          $95,638        $     74,478         $   19,799
  ----------
  (a) The Fund changed its fiscal year end to March 31, 1997.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
       Expenses to Average Net Assets   .........         1.21%               1.32%(f)           1.26%(f)
       Net Investment Income to Average Net
        Assets  .................................         3.51%               4.35%(f)           2.32%(f)
  (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
  (f) Annualized
  (g) The amount shown for the ten months ended March 31, 1997 for a share outstanding throughout that period does not accord with the aggregate net losses on investments for that period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the Fund.


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)




 Selected data for a share outstanding throughout each period are as follows:

                                                                   International Equity Fund
                                             ---------------------------------------------------------------------
                                               Six Months
                                                  Ended            Ten Months                       January 24,
                                              September 30,          Ended           Year Ended      1995(b) to
                                                  1997             March 31,          May 31,         May 31,
                                               (Unaudited)          1997(a)             1996            1995
                                             ---------------  --------------------  ------------  ----------------
 Net Asset Value, Beginning of Period   .    $     9.03       $       8.99            $  7.88     $      7.00
                                             -------------    --------------          -------     -----------
 Investment Operations:
  Net investment income  ..................        0.09               0.01               0.09            0.08
  Net realized and unrealized gain on
   investments  ...........................        0.63               0.21               1.20            0.80
                                             -------------    --------------          -------     -----------
     Total From Investment
     Operations    ........................        0.72               0.22               1.29            0.88
                                             -------------    --------------          -------     -----------
 Distributions:
  From net investment income   ............       (0.08)             (0.06)             (0.12)            --
  In excess of net investment income       .         --              (0.03)               --              --
  From net realized gains   ...............          --              (0.09)             (0.06)            --
                                             -------------    --------------          -------     -----------
   Total Distributions   ..................       (0.08)             (0.18)             (0.18)            --
                                             -------------    --------------          -------     -----------
 Net Asset Value, End of Period   .........  $     9.67       $       9.03            $  8.99     $      7.88
                                             =============    ==============          =======     ===========
 Total Return   ...........................        7.97%(c)           2.41%(c)          16.58%          12.57%(c)
                                             =============    ==============          =======     ===========
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
  Expenses (d)  ...........................        0.90%(f)           0.90%(f)           0.60%           0.25%(f)
  Net Investment Income (d) ...............        1.87%(f)           0.45%(f)           1.71%           3.47%(f)
 Portfolio Turnover   .....................          22%                45%                19%              8%
 Average Commission Rate (e)   ............  $   0.0294       $     0.0293                N/A             N/A
 Net Assets at end of Period
  (000's omitted)  ........................  $   52,401       $     38,470           $ 24,522     $     8,804
 ----------
  (a) The Fund changed its fiscal year end to March 31, 1997.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
      Expenses to Average Net Assets ......        1.44%(f)           1.49%(f)           2.05%           3.32%(f)
      Net Investment Income to
       Average Net Assets  ................        1.33%(f)          (0.14%(f)           0.26%           0.40%(f)
  (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
  (f) Annualized
  (g) The amount shown for the ten months ended March 31, 1997 for a share outstanding throughout that period does not accord with the aggregate net losses on investments for that period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the Fund.


                                RESTUBBED TABLE

                                                                         Optimum Growth Fund
                                             ---------------------------------------------------------------------------
                                                    Institutional Shares                       Trust Shares
                                             -----------------------------------  --------------------------------------
                                                Six Months                            Six Months
                                                  Ended             June 1,              Ended              July 3,
                                              September 30,       1996(b) to         September 30,        1996(b) to
                                                   1997            March 31,             1997              March 31,
                                               (Unaudited)           1997             (Unaudited)            1997
                                             ----------------  -----------------  -------------------  -----------------
 Net Asset Value, Beginning of Period   .    $     10.19       $     10.00        $      10.18         $       9.87
                                             --------------    --------------     -------------        ---------------
 Investment Operations:
  Net investment income  ..................         0.02              0.05                 --                  0.02
  Net realized and unrealized gain on
   investments  ...........................         3.16              0.17(g)             3.16                 0.31(g)
                                             --------------    --------------     -------------        ---------------
     Total From Investment
     Operations    ........................         3.18              0.22                3.16                 0.33
                                             --------------    --------------     -------------        ---------------
 Distributions:
  From net investment income   ............        (0.03)            (0.03)              (0.01)               (0.02)
  In excess of net investment income       .          --                --                  --                   --
  From net realized gains   ...............           --                --                  --                   --
                                             --------------    --------------     -------------        ---------------
   Total Distributions   ..................        (0.03)            (0.03)              (0.01)               (0.02)
                                             --------------    --------------     -------------        ---------------
 Net Asset Value, End of Period   .........  $     13.34       $     10.19        $      13.33         $      10.18
                                             ==============    ==============     =============        ===============
 Total Return   ...........................        31.29%(c)          2.23%(c)           31.10%(c)             3.31%(c)
                                             ==============    ==============     =============        ===============
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
  Expenses (d)  ...........................         0.70%(f)          0.70%(f)            1.05%(f)             1.05%(f)
  Net Investment Income (d) ...............         0.29%(f)          0.66%(f)           (0.06%(f)             0.33%(f)
 Portfolio Turnover   .....................           21%               20%                 21%                  20%
 Average Commission Rate (e)   ............  $    0.0297       $    0.0280      $       0.0297       $       0.0280
 Net Assets at end of Period
  (000's omitted)  ........................  $    38,466       $    27,183      $        5,725       $        3,357
 ----------
  (a) The Fund changed its fiscal year end to March 31, 1997.
  (b) Commencement of Operations
  (c) Not annualized
  (d) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
      Expenses to Average Net Assets..........      0.97%(f)          1.11%(f)            1.32%(f)             1.47%(f)
      Net Investment Income to
       Average Net Assets  ..................       0.02%(f)          0.25%(f)           (0.33%(f)            (0.09%(f)
  (e) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged.
  (f) Annualized
  (g) The amount shown for the ten months ended March 31, 1997 for a share outstanding throughout that period does not accord with the aggregate net losses on investments for that period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the Fund.


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)




 Selected data for a share outstanding throughout each period are as follows:

                                                                                      Value Equity Fund
                                                                            ------------------------------------
                                                                                     Institutional Shares
                                                                            ------------------------------------
                                                                               Six Months
                                                                                 Ended                  June 1,
                                                                             September 30,            1996(a) to
                                                                                  1997                 March 31,
                                                                              (Unaudited)                1997
                                                                            --------------          --------------
  Net Asset Value, Beginning of Period   ........................          $      11.33               $      10.00
                                                                           --------------             --------------
  Investment Operations:
   Net investment income  .......................................                  0.05                       0.08
   Net realized and unrealized gain (loss) on investments  ......                  3.92                       1.31
                                                                           --------------             --------------
    Total From Investment Operations  ...........................                  3.97                       1.39
                                                                           --------------             --------------
  Distributions:
   From net investment income   .................................                 (0.07)                     (0.06)
                                                                           --------------             --------------
  Net Asset Value, End of Period   ..............................          $      15.23               $      11.33
                                                                           ==============             ==============
  Total Return   ................................................                 35.17%(b)                  13.91%(b)
                                                                           ==============             ==============
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Expenses (c)  ................................................                  0.70%(d)                   0.70%(d)
   Net Investment Income (c) ....................................                  0.74%(d)                   0.94%(d)
  Portfolio Turnover   ..........................................                    68%                        64%
  Average Commission Rate    ....................................          $     0.0641                $    0.0783
  Net Assets at end of Period (000's omitted)  ..................          $     32,934                $    23,687
  ----------
(a) Commencement of Operations
(b) Not annualized
(c) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratios of expenses to average net assets and net investment income to average net assets would have been as follows:
    Expenses to Average Net Assets   ...........................                   1.01%(d)                   1.12%(d)
    Net Investment Income to
     Average Net Assets  .......................................                   0.43%(d)                   0.52%(d)
   (d) Annualized

                                RESTUBBED TABLE


                                                                                      Value Equity Fund
                                                                            ------------------------------------
                                                                                          Trust Shares
                                                                            ------------------------------------
                                                                               Six Months
                                                                                 Ended                January 15,
                                                                             September 30,            1997(a) to
                                                                                  1997                 March 31,
                                                                              (Unaudited)                1997
                                                                            --------------          --------------
  Net Asset Value, Beginning of Period   ........................          $ 11.33                      $ 12.08
                                                                           --------                     -------
  Investment Operations:
   Net investment income  .......................................             0.03                         0.01
   Net realized and unrealized gain (loss) on investments  ......             3.91                        (0.76)
                                                                           --------                     -------
    Total From Investment Operations  ...........................             3.94                        (0.75)
                                                                           --------                     -------
  Distributions:
   From net investment income   .................................            (0.04)                         --
                                                                           --------                     -------
  Net Asset Value, End of Period   ..............................          $ 15.23                     $  11.33
                                                                           =======                     ========
  Total Return   ................................................            34.86%(b)                    (6.21)%(b)
                                                                           =======                     ========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Expenses (c)  ................................................             1.05%(d)                     1.05%(d)
   Net Investment Income (c) ....................................             0.39%(d)                     0.54%(d)
  Portfolio Turnover   ..........................................               68%                          64
  Average Commission Rate    ....................................          $0.0641                     $ 0.0783
  Net Assets at end of Period (000's omitted)  ..................          $    94                     $     56
  ----------
   (a) Commencement of Operations
   (b) Not annualized
(c) Reflects voluntary fee waiver and reimbursement of expenses, if any, by the advisor and administrators. Without these waivers, the ratios of expenses to average net assets and net investment income to average net assets would have been as follows:
    Expenses to Average Net Assets   ...........................              1.35%(d)                    1.43%(d)
    Net Investment Income to
     Average Net Assets  .......................................              0.08%(d)                    0.16%(d)
   (d) Annualized


                       See Notes to Financial Statements.

                         Excelsior Institutional Trust

                   Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:

     Excelsior Institutional Trust ("Trust") is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933, as an open-end diversified management investment company and is comprised of eight funds (each a "Fund", collectively, the "Funds"), each having its own investment objectives and policies.

     These financial statements pertain to the following seven Funds: Excelsior Institutional Equity Fund ("Equity Fund"), Excelsior Institutional Income Fund ("Income Fund"), Excelsior Institutional Total Return Bond Fund ("Total Return Bond Fund"), Excelsior Institutional Balanced Fund ("Balanced Fund"), Excelsior Institutional International Equity Fund ("International Equity Fund"), Excelsior Institutional Optimum Growth Fund ("Optimum Growth Fund") and Excelsior Institutional Value Equity Fund ("Value Equity Fund"). With regard to Balanced Fund, International Equity Fund, Optimum Growth Fund and Value Equity Fund, the Trust offers two classes of shares: Institutional Shares and Trust Shares. The Optimum Growth Fund and Value Equity Fund commenced operations on June 1, 1996 with the offering of Institutional Shares. The Optimum Growth Fund, Value Equity Fund and Balanced Fund began offering Trust Shares on July 3, 1996, January 15, 1997, and August 25, 1997, respectively. At September 30, 1997 International Equity Fund has not issued Trust Shares. The financial statements for Excelsior Institutional Bond Index Fund are presented separately.

     The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates.

     a) Valuation of Investments--Investments in securities that are traded on a domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Funds' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

     All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency

                         Excelsior Institutional Trust
exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Funds' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     b) Forward foreign currency exchange contracts--The International Equity Fund's participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

     c) Security transactions and investment income--Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

     d) Dividends to Shareholders--Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows: For the Equity Fund, Balanced Fund, Optimum Growth Fund, and the Value Equity Fund, dividends will be declared and paid at least quarterly; for the Income Fund and Total Return Bond Fund, dividends will be declared daily and paid at least monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

     Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, and post-October losses.

     In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

                         Excelsior Institutional Trust

     e) Repurchase agreements--The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment advisor subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

     If the value of the underlying security falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to the possible delay in the connection with the disposition of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

     f) Deferred Organization Expense--Expenses incurred by each Fund in connection with its organization are being amortized on a straight-line basis over a five year period.

     g) Expense Allocation--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

     h) Federal Income Taxes--It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

     At March 31, 1997, Optimum Growth Fund and Value Equity Fund had approximate capital loss carryforwards of $404,322 and $49,313, respectively for Federal tax purposes available to offset future net capital gains through March 31, 2005.

     At September 30, 1997, the aggregate cost and gross unrealized appreciation and gross unrealized depreciation in the value of investments owned by the Funds, as computed on a federal tax basis, were as follows:


                                                         Total
                                                         Return                        International      Optimum          Value
                          Equity         Income           Bond           Balanced         Equity          Growth          Equity
                           Fund           Fund            Fund             Fund            Fund            Fund            Fund
                       -------------  -------------  --------------    -------------  ---------------  -------------  --------------
Aggregate Cost    ...  $99,405,546    $52,354,575    $146,322,738      $83,833,443    $ 46,472,825     $33,042,546     $23,149,308
                       ===========    ===========    ============      ===========    =============    ===========     ===========
Gross unrealized
 appreciation  ......  $32,967,535    $1,146,727     $ 2,695,945       $19,611,657    $  8,781,729     $12,082,196     $ 9,918,779
                       -----------    -----------    ------------      -----------    -------------    -----------     -----------
Gross unrealized
 depreciation  ......    (510,483)        (3,479)        (31,824)        (284,234)      (2,707,076)      (628,722)         (62,860)
                       -----------    -----------    ------------      -----------    -------------    -----------     -----------
Net unrealized
 appreciation
 (depreciation)   ...  $32,457,052    $1,143,248     $ 2,664,121       $19,327,423    $  6,074,653     $11,453,474     $ 9,855,919
                       ===========    ===========    ============      ===========    =============    ===========     ===========

                         Excelsior Institutional Trust

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions:

     a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and collectively with U.S. Trust NY, "U.S. Trust") serve as the investment advisors to the Equity Fund, Income Fund, Total Return Bond Fund, Optimum Growth Fund and Value Equity Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each Fund. Prior to May 15, 1997, U.S. Trust NY served as the Funds' investment advisor pursuant to investment advisory agreements substantially similar to those currently in effect for the Funds.

     United States Trust Company of The Pacific Northwest ("U.S. Trust Pacific") serves as the investment advisor to the Balanced Fund and International Equity Fund. U.S. Trust Pacific has delegated the daily management of the security holdings of these Funds to the investment managers named below, acting as sub-advisors:


Balanced Fund  ..................  Becker Capital Management, Inc.
International Equity Fund  ......  Harding, Loevner Management, L.P.

     For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust Pacific is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets for the Balanced Fund, and 1.00% of the average daily net assets of the International Equity Fund. Pursuant to separate sub-advisory agreements between U.S. Trust Pacific and each sub-advisor, sub-advisory fees are payable monthly by U.S. Trust Pacific, computed on the average daily value of each Fund's net assets at the following annual rates: 0.425% for the Balanced Fund, and 0.50% for the International Equity Fund. The sub-advisors are compensated only by U.S. Trust Pacific, and receive no fee directly from the Funds.

     U.S. Trust NY, U.S. Trust CT and U.S. Trust Pacific are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

     b) U.S. Trust CT, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank, and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Funds (excluding the International Equity
Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. Prior to May 15, 1997, U.S. Trust NY,

                         Excelsior Institutional Trust

CGFSC and FAS served as the Funds' administrators pursuant to administration agreements substantially similar to those currently in effect for the Funds. For the six months ended September 30, 1997 administration fees charged by U.S. Trust were as follows:


Equity Fund ..............................................            $16,643
Income Fund ..............................................            $ 6,643
Total Return Bond Fund ...................................            $18,915
Balanced Fund ............................................            $10,959
International Equity Fund ................................            $17,210
Optimum Growth Fund ......................................            $ 5,035
Value Equity Fund ........................................            $ 3,756

     c) From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust, U.S. Trust Pacific and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other operating expenses. Until further notice, U.S. Trust and U.S. Trust Pacific have agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio of not more than 0.50% of average daily net assets of the Income Fund and Total Return Bond Fund; 0.70% of average daily net assets of the Equity Fund, and the Institutional Shares of the Balanced Fund, Optimum Growth Fund and Value Equity Fund; 0.90% of average daily net assets of the International Equity Fund; and 1.05% of average daily net assets of the Trust Shares of the Optimum Growth Fund, Value Equity Fund and Balanced Fund. For the six months ended September 30, 1997, U.S. Trust voluntarily waived fees in the following amounts:


Equity Fund .............................................           $124,471
Income Fund .............................................           $108,450
Total Return Bond Fund ..................................           $290,666
Balanced Fund ...........................................           $104,526
International Equity Fund ...............................           $127,081
Optimum Growth Fund .....................................           $ 52,222
Value Equity Fund .......................................           $ 44,413

     d) The Trust, on behalf of the Funds, may enter into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organizations an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. The adviser intends to voluntarily waive fees in an amount equal to the administrative service fees, when incurred. For the six months ended September 30, 1997, no administrative service fees have been charged to the Funds.

                         Excelsior Institutional Trust

     e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Trust Shares of the Optimum Growth Fund, Value Equity Fund and Balanced Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Trust Shares, in an amount not to exceed the annual rate of 0.75% of the average daily net asset value of each Fund's outstanding Trust Shares. Trust Shares currently bear the expense of such distribution fees at the annual rate of 0.35% of the average daily net asset value of the Fund's outstanding Trust Shares.

     f) Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. Officers and Trustees of the Trust, deemed to be affiliated or "interested parties" under the Act receive no compensation from the Trust for their services.

     g) For the six months ended September 30, 1997, brokerage commissions on investment transactions were paid to UST Securities Corp. in the amount of $7,145 for the Equity Fund and $990 for the Value Equity Fund. UST Securities Corp. is a wholly-owned subsidiary of U.S. Trust Company of New Jersey which is a wholly-owned subsidiary of U.S. Trust Corporation.


3. Purchases and Sales of Investment Securities.

     a) Investment transactions (excluding short-term investments) for the six months ended September 30, 1997 were as follows:


                                        Cost of         Proceeds
                                       Purchases       From Sales
                                     --------------   -------------
Equity Fund  .....................   $ 15,156,369     $ 34,358,454
Income Fund  .....................   $ 45,282,342     $ 40,389,334
Total Return Bond Fund   .........   $143,520,159     $128,375,651
Balanced Fund   ..................   $ 40,841,947     $ 50,305,187
International Equity Fund   ......   $ 14,992,600     $  4,751,671
Optimum Growth Fund   ............   $  7,784,550     $  3,947,036
Value Equity Fund  ...............   $ 10,484,436     $  9,678,573

     b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 1997 were as follows:



                                        Cost of        Proceeds
                                       Purchases      From Sales
                                     -------------   -------------
Equity Fund  .....................            --               --
Income Fund  .....................   $20,154,554     $ 34,353,165
Total Return Bond Fund   .........   $60,207,571     $103,533,417
Balanced Fund   ..................   $ 9,435,966     $ 12,962,416
International Equity Fund   ......            --               --
Optimum Growth Fund   ............            --               --
Value Equity Fund  ...............            --               --